Income Tax - Schedule of Current tax Assets and Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Tax Assets and Liabilities [Abstract]
Income tax credit receivable by Almacenes Éxito S.A. and its Colombian subsidiaries	$ 250,872	$ 267,236
Tax discounts applied by Almacenes Éxito S.A. and its Colombian subsidiaries	151,893	137,000
Current income tax assets of subsidiary Onper Investment 2015 S.L.	41,388	10,715
Tax discounts of Éxito from taxes paid abroad	5,562	17,258
Advance income tax payments from Colombian subsidiaries	2,611
Current income tax assets of subsidiary Spice Investments Mercosur S.A.	3
Total income tax asset	452,329	432,209
Industry and trade tax advances and withholdings of Almacenes Éxito S.A. and its Colombian subsidiaries	78,567	71,450
Other current tax assets of subsidiary Spice Investment Mercosur S.A.	22,982	20,339
Other current tax assets of subsidiary Onper Investment 2015 S.L.	38	29
Total asset for other taxes	101,587	91,818
Total current tax assets	553,916	524,027
Current income tax liabilities of subsidiary Spice Investments Mercosur S.A.		47
Total income tax liability		47
Industry and trade tax payable of Almacenes Éxito S.A. and its Colombian subsidiaries	105,467	98,391
Tax on real estate of Almacenes Éxito S.A. and its Colombian subsidiaries	7,832	3,621
Taxes of subsidiary Onper Investment 2015 S.L. other than income tax	5,558	4,979
Taxes of subsidiary Spice Investments Mercosur S.A. other than income tax	353	293
Total liability for other taxes	119,210	107,284
Total current tax liabilities	$ 119,210	$ 107,331